Net Sales and Long Lived Assets by Regions (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	May 31, 2012		Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011		Feb. 28, 2011	Nov. 30, 2010	Aug. 31, 2010	May 31, 2012		May 31, 2011		May 31, 2010
Segment Reporting Information [Line Items]
Net Sales	$ 1,101,770		$ 773,643	$ 916,085	$ 985,918	$ 981,768		$ 678,920	$ 826,343	$ 894,810	$ 3,777,416	[1]	$ 3,381,841	[1]	$ 3,412,716	[1]
Long-Lived Assets	1,748,683	[2]				1,647,059	[2]				1,748,683	[2]	1,647,059	[2]	1,553,863	[2]
United States
Segment Reporting Information [Line Items]
Net Sales											2,219,680		1,983,238		2,148,893
Long-Lived Assets	1,065,324					965,235					1,065,324		965,235		966,453
Foreign
Segment Reporting Information [Line Items]
Net Sales											1,557,736		1,398,603		1,263,823
Long-Lived Assets	683,359					681,824					683,359		681,824		587,410
Foreign | Canada
Segment Reporting Information [Line Items]
Net Sales											346,238		330,613		308,395
Long-Lived Assets	128,392					137,380					128,392		137,380		127,672
Foreign | Europe
Segment Reporting Information [Line Items]
Net Sales											919,124		812,735		728,118
Long-Lived Assets	298,496					287,874					298,496		287,874		230,923
Foreign | Other Foreign
Segment Reporting Information [Line Items]
Net Sales											292,374		255,255		227,310
Long-Lived Assets	64,316					47,353					64,316		47,353		44,327
Foreign | UNITED KINGDOM
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 192,155					$ 209,217					$ 192,155		$ 209,217		$ 184,488

[1]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[2]	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.